FAIR VALUE (Details 2) (Foreign currency forward contracts, U.S. dollar, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Foreign currency forward contracts | U.S. dollar
Fair Value
Notional contract amount	$ 1,800	$ 1,800